SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accumulated Other Comprehensive Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	$ 25,460	$ 24,768
Unrealized loss on investment securities	1,150	0
Accumulated other comprehensive losses	$ 26,610	$ 24,768